Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Collection Period Start	1-Sep-17	Distribution Date	16-Oct-17
Collection Period End	30-Sep-17	30/360 Days	30
Beg. of Interest Period	15-Sep-17	Actual/360 Days	31
End of Interest Period	16-Oct-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,392,866,550.14	886,739,960.77	833,190,086.44	0.5981837
Total Securities		1,392,866,550.14	886,739,960.77	833,190,086.44	0.5981837
Class A-1 Notes	0.620000%	154,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.220000%	407,000,000.00	132,449,191.81	90,696,703.59	0.2228420
Class A-2b Notes	1.614440%	115,000,000.00	37,424,218.82	25,626,832.71	0.2228420
Class A-3 Notes	1.490000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.650000%	114,000,000.00	114,000,000.00	114,000,000.00	1.0000000
Certificates	0.000000%	222,866,550.14	222,866,550.14	222,866,550.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	41,752,488.22	134,656.68	102.5859661	0.3308518
Class A-2b Notes	11,797,386.11	52,027.61	102.5859662	0.4524140
Class A-3 Notes	0.00	471,833.33	0.0000000	1.2416667
Class A-4 Notes	0.00	156,750.00	0.0000000	1.3750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	53,549,874.33	815,267.62

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	12,139,979.62
Monthly Interest	4,064,464.30

Total Monthly Payments	16,204,443.92
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	604,192.22
Aggregate Sales Proceeds Advance	20,023,894.78

Total Advances	20,628,087.00
Vehicle Disposition Proceeds:
Reallocation Payments	30,833,065.18
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	10,458,948.68
Excess Wear and Tear and Excess Mileage	228,363.69
Remaining Payoffs	0.00
Net Insurance Proceeds	1,117,921.35
Residual Value Surplus	1,291,632.84

Total Collections	80,762,462.66

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,803,126.18			1,452
Involuntary Repossession	297,321.00			20
Voluntary Repossession	256,033.00			16
Full Termination	8,476,585.00			645
Bankruptcty	—			—
Insurance Payoff		1,102,591.10		57
Customer Payoff			374,052.23	22
Grounding Dealer Payoff			6,057,444.96	303
Dealer Purchase			3,239,070.19	150

Total	30,833,065.18	1,102,591.10	9,670,567.38	2,665

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	49,255	1,044,426,791.80	7.00000%	886,739,960.77
Total Depreciation Received		(15,216,340.69)		(11,774,509.54)
Principal Amount of Gross Losses	(92)	(1,886,800.00)		(1,609,342.74)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,125)	(18,948,627.26)		(15,926,308.60)
Scheduled Terminations	(1,543)	(28,177,093.51)		(24,239,713.45)

Pool Balance—End of Period	46,495	980,197,930.34		833,190,086.44
Remaining Pool Balance
Lease Payment				164,935,414.16
Residual Value				668,254,672.28

Total				833,190,086.44

III. DISTRIBUTIONS

Total Collections				80,762,462.66
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				80,762,462.66
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				509,512.92
3. Reimbursement of Sales Proceeds Advance				18,398,692.33
4. Servicing Fee:
Servicing Fee Due				738,949.97
Servicing Fee Paid				738,949.97
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				19,647,155.22

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	134,656.68
Class A-2a Notes Monthly Interest Paid	134,656.68
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	52,027.61
Class A-2b Notes Monthly Interest Paid	52,027.61
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	471,833.33
Class A-3 Notes Monthly Interest Paid	471,833.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	156,750.00
Class A-4 Notes Monthly Interest Paid	156,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	815,267.62
Total Note and Certificate Monthly Interest Paid	815,267.62
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	60,300,039.82
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	53,549,874.33
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	53,549,874.33
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,750,165.49
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,964,332.75
Required Reserve Account Amount	20,892,998.25
Beginning Reserve Account Balance	20,892,998.25
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,892,998.25
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,750,165.49
Gross Reserve Account Balance	27,643,163.74
Remaining Available Collections Released to Seller	6,750,165.49
Total Ending Reserve Account Balance	20,892,998.25

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.47
Monthly Prepayment Speed			94%
Lifetime Prepayment Speed			88%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,687,429.36
Securitization Value of Defaulted Receivables and Casualty Receivables		1,609,342.74	92
Aggregate Defaulted and Casualty Gain (Loss)		78,086.62
Pool Balance at Beginning of Collection Period		886,739,960.77
Net Loss Ratio
Current Collection Period		0.0088%
Preceding Collection Period		-0.0455%
Second Preceding Collection Period		-0.0195%
Third Preceding Collection Period		-0.0025%
Cumulative Net Losses for all Periods		0.2389%	3,326,951.20

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.85%	7,493,644.71	413
61-90 Days Delinquent	0.18%	1,634,740.60	92
91-120 Days Delinquent	0.09%	782,706.00	45
More than 120 Days	0.02%	139,951.30	8

Total Delinquent Receivables:	1.12%	10,051,042.61	558

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.29%	0.29%
Preceding Collection Period	0.33%	0.33%
Second Preceding Collection Period	0.23%	0.23%
Third Preceding Collection Period	0.21%	0.21%
60 Day Delinquent Receivables	3,336,774.72
Delinquency Percentage	0.38%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	30,279,711.18	2,097
Securitization Value	30,341,146.24	2,097

Aggregate Residual Gain (Loss)	(61,435.06)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	156,917,307.34	11,062
Cumulative Securitization Value	164,141,870.58	11,062

Cumulative Residual Gain (Loss)	(7,224,563.24)

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	24,975,952.51
Reimbursement of Outstanding Advance	18,398,692.33
Additional Advances for current period	20,023,894.78

Ending Balance of Residual Advance	26,601,154.96

Beginning Balance of Payment Advance	1,527,365.34
Reimbursement of Outstanding Payment Advance	509,512.92
Additional Payment Advances for current period	604,192.22

Ending Balance of Payment Advance	1,622,044.64

NISSAN AUTO LEASE TRUST 2016-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO